Financial Instruments and Risk Management - Schedule of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Opening position	$ 77	$ 123
Changes in fair value measurement	(35)	(38)
Currency translation adjustment	(4)	(8)
Payments made	(7)
Closing position	31	77
Amount of total gains (losses) for the period included in earnings attributable to liabilities still held at the reporting date	$ 35	$ (2)